Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue from external customers
Commercial products	€ 55,710	€ 46,968	€ 153,598	€ 114,414
Rendering of services	1,272	401	9,636	12,480
Clinical supply		94	1	348
Licenses	851	571	26,490	1,774
Total revenue	57,833	48,034	189,725	129,016
Revenue from external customers (geographical)
Total revenue	57,833	48,034	189,725	129,016
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	1,272	401	9,636	12,480
Revenue from external customers (geographical)
Total revenue	1,272	401	9,636	12,480
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	56,561	47,633	180,089	116,536
Revenue from external customers (geographical)
Total revenue	56,561	47,633	180,089	116,536
Commercial customers [Member]
Revenue from external customers
Total revenue	55,710	46,968	153,598	114,414
Revenue from external customers (geographical)
Total revenue	55,710	46,968	153,598	114,414
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	2,123	1,066	36,127	14,602
Revenue from external customers (geographical)
Total revenue	2,123	1,066	36,127	14,602
Europe [Member]
Revenue from external customers
Total revenue	8,151	381	14,800	381
Revenue from external customers (geographical)
Total revenue	8,151	381	14,800	381
North America [member]
Revenue from external customers
Total revenue	48,758	47,234		127,059
Revenue from external customers (geographical)
Total revenue	48,758	47,234		127,059
Rest of world [member]
Revenue from external customers
Total revenue	924	419	4,092	1,576
Revenue from external customers (geographical)
Total revenue	€ 924	€ 419	€ 4,092	€ 1,576